Fees Summary	Oct. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,172,000
Previously Paid Amount	0.00
Total Fee Amount	797.96
Total Offset Amount	0.00
Net Fee	797.96
Narrative - Max Aggregate Offering Price	$ 9,172,000
Final Prospectus	true